SEGMENT REPORTING (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
United States [Member] | Land And Building [Member]
Segment Reporting Information [Line Items]
Long Lived Tangible Assets Located Outside Country	$ 57,414	$ 52,974